S000009414 [Member] Expense Example - iShares U.S. Oil & Gas Exploration & Production ETF - iShares U.S. Oil & Gas Exploration & Production ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480